Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Net deferred tax assets			$ 34,250,000	$ 22,400,000
Change in valuation allowance			11,850,000	8,134,000	5,211,000
Federal research and development credits			151,000
Deferred tax liabilities			0	0
Income tax expense (benefit)
Unrecognized tax benefits			525,000	340,000	305,000
Maximum [Member]
Income Tax Contingency [Line Items]
Limitations on carry-forwards			493,000
Income tax examination year			2013
Minimum [Member]
Income Tax Contingency [Line Items]
Income tax examination year			2006
Federal income tax [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards			77,682,000
Net operating loss carry-forwards, expiry period			2026
Research and development tax credit carry-forwards			1,414,000
Tax credit carry-forwards, expiry period			2026
State [Member]
Income Tax Contingency [Line Items]
Research and development tax credit carry-forwards			1,274,000
Various other state [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards			13,656,000
Net operating loss carry-forwards, expiry period			2031
California [Member] | State [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards			$ 59,829,000
Net operating loss carry-forwards, expiry period			2016